Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of inventory

	2024	2023

Total inventories	293,529	331,783

Inventories	310,054	346,207
Mobile handsets and tablets	187,866	203,596
Accessories and prepaid cards	98,868	113,363
TIM chips	23,320	29,248

Adjustment to net realizable value	(16,525)	(14,424)